Investment Objectives and Goals - Invesco Managed Futures Strategy ETF	Mar. 13, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Managed Futures Strategy ETF (the “Fund”) seeks long term capital appreciation.